SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES.
Schedule of reconciliation of Class A common stock reflected in the condensed balance sheet

At June 30, 2022 and December 31, 2021, the Class A common stock reflected in the condensed consolidated balance sheet are reconciled in the following table:

Gross proceeds	$276,000,000
Less:
Proceeds allocated to public warrants	(10,626,000)
Class A common stock issuance costs	(15,239,420)
Plus:
Accretion of carrying value to redemption value	28,625,420
Class A common stock subject to possible redemption, December 31, 2021	278,760,000
Plus:
Accretion of carrying value to redemption value	242,995
Less:
Redemption	(269,528,286)
Class A ordinary shares subject to redemption, June 30, 2022	$9,474,709

Gross proceeds	$276,000,000
Less:
Proceeds allocated to Public Warrants	$(10,626,000)
Class A common stock issuance costs	(15,239,420)
Plus:
Accretion of carrying value to redemption value	28,625,420

Class A common stock subject to possible redemption	$278,760,000

Reconciliation of net income per common share

The following table reflects the calculation of basic and diluted net income per common share (in dollars, except per share amounts):

	Three Months Ended		Three Months Ended		Six Months Ended		Six Months Ended
	June 30, 2022		June 30, 2021		June 30, 2022		June 30, 2021
	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per common share
Numerator:
Allocation of net income (loss)	$6,821,337	$3,250,110	$(3,915,410)	$(978,852)	$13,503,673	$4,435,943	$812,375	$203,094
Denominator:
Basic and diluted weighted average shares outstanding	14,481,736	6,900,000	27,600,000	6,900,000	21,004,630	6,900,000	27,600,000	6,900,000
Basic and diluted net income (loss) per common stock	$0.47	$0.47	$(0.14)	$(0.14)	$0.64	$0.64	$0.03	$0.03

	Year Ended		For the Period from July 20,
	December 31,		2020 (inception) through
	2021		December 31, 2020
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per common stock
Numerator:
Allocation of net income (loss), as adjusted	$7,366,307	$1,841,577	$(1,176,921)	$(2,907,579)
Denominator:
Basic and diluted weighted average shares outstanding	27,600,000	6,900,000	2,356,098	5,820,732

Basic and diluted net income (loss) per common stock	$0.27	$0.27	$(0.50)	$(0.50)